Operating Expenses - Summary of Services From the Group's Auditors (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Auditors Remuneration [line items]
Total audit fees	£ 6	£ 7	£ 6
Other assurance services	1	1	2
Other non-audit services	1	1	1
Total other services	2	2	3
Tax compliance services			1
Total tax services			1
Total non-audit services	2	2	4
Total	8	9	10
Parent [member]
Auditors Remuneration [line items]
Total audit fees	4	5	4
Subsidiaries [member]
Auditors Remuneration [line items]
Total audit fees	£ 2	£ 2	£ 2